LEASES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Variable payments not included in the lease liabilities	R$ 217,498	R$ 282,732	R$ 300,949
Expenses related to short-term leases	124,451	171,733	162,313
Expenses related to low-value assets	13,469	4,681	3,531
Amounts recognized in the statement of income	R$ 355,418	R$ 459,146	R$ 466,793